	Putnam RetirementReady 2050 Fund
	The fund's portfolio
	10/31/22 (Unaudited)
		Shares	Value
	Absolute Return Funds (11.9%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	244,935	$2,042,756
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	763,056	8,149,440

	Total Absolute Return Funds (cost $10,249,298)		$10,192,196
	Asset Allocation Funds (87.6%)*
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	2,386,127	$28,919,862
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	2,900,578	46,148,202

	Total Asset Allocation Funds (cost $86,842,859)		$75,068,064
	Fixed Income Funds (0.5%)*
	Putnam Government Money Market Fund Class G(AFF)	405,708	$405,708

	Total Fixed Income Funds (cost $405,708)		$405,708

	Total Investments (cost $97,497,865)		$85,665,968
*	Percentages indicated are based on net assets of $85,651,726.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close to the fund's reporting period, which ran from August 1, 2022 through October 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2050 Fund	$56,746,106	$28,919,862	$—	$85,665,968

Affiliated transactions
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Putnam RetirementReady 2050 Fund
Affiliates	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/22	Fair value as of 10/31/22
Putnam Fixed Income Absolute Return Fund Class P	$2,012,015	$202,978	$111,220	$23,431	$—	$(12,013)	$(49,004)	244,935	$2,042,756
Putnam Multi-Asset Absolute Return Fund Class P	8,264,031	621,501	833,131	—	—	(7,006)	104,045	763,056	8,149,440
Putnam Dynamic Asset Allocation Equity Fund Class P	30,589,686	2,123,978	2,075,463	—	—	(64,502)	(1,653,837)	2,386,127	28,919,862
Putnam Dynamic Asset Allocation Growth Fund Class P	46,792,545	4,234,224	2,438,707	—	—	(4,382)	(2,435,478)	2,900,578	46,148,202
Putnam Government Money Market Fund Class G	411,920	455,597	461,809	2,351	—	—	—	405,708	405,708

Totals	$88,070,197	$7,638,278	$5,920,330	$25,782	$—	$(87,903)	$(4,034,274)		$85,665,968
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com